Fair Value Measurements (Fair Value Inputs, Assets, Quantitative Information) (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Option adjusted spread, Actual (percent)					8.24%	8.88%
Weighted Average | Residential mortgage servicing rights capitalized | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted-average life (in years)	6 years 8 months 24 days	7 years 10 months 24 days	6 years 10 months 24 days	7 years 10 months 24 days	7 years 10 months 24 days	7 years 9 months 18 days	6 years 1 month 6 days
Weighted-average constant prepayment rate (percent)	13.40%	11.00%	13.50%	11.20%	11.30%	12.30%	13.80%
Weighted-average discount rate (percent)					8.80%	9.40%	6.90%
Option adjusted spread, Actual (percent)	11.80%	8.90%	9.50%	8.70%
Weighted Average | Mortgage servicing rights | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted-average life (in years)			6 years 18 days		7 years 3 months 18 days	6 years 7 months 6 days	7 years 3 months 18 days
Weighted-average constant prepayment rate (percent)			15.70%		12.60%	15.00%	11.90%
Weighted-average discount rate (percent)					8.20%	8.90%	7.70%
Option adjusted spread, Actual (percent)			9.20%		8.20%
HELOC | Minimum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Long-term Debt, FICO Score	447		447		446
HELOC | Maximum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Long-term Debt, FICO Score	816		816		818
HELOC | Weighted Average
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Long-term Debt, FICO Score	665		665		681